Policyholder liabilities and unallocated surplus - Aggregate account values (Details) - US insurance operations - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Percentage of account values corresponding to crediting rates that are at minimum guaranteed interest rates	90.00%	87.00%
Fixed annuities and the fixed account portion of variable annuities
Liabilities
Aggregate account value	$ 12,745	$ 37,722
Fixed annuities and the fixed account portion of variable annuities | > 0% - 1.0%
Liabilities
Aggregate account value	6,758	6,952
Fixed annuities and the fixed account portion of variable annuities | > 1.0% - 2.0%
Liabilities
Aggregate account value	302	12,994
Fixed annuities and the fixed account portion of variable annuities | > 2.0% - 3.0%
Liabilities
Aggregate account value	4,709	13,701
Fixed annuities and the fixed account portion of variable annuities | > 3.0% - 4.0%
Liabilities
Aggregate account value	623	1,561
Fixed annuities and the fixed account portion of variable annuities | > 4.0% - 5.0%
Liabilities
Aggregate account value	280	2,236
Fixed annuities and the fixed account portion of variable annuities | > 5.0% - 6.0%
Liabilities
Aggregate account value	73	278
Interest-sensitive life business
Liabilities
Aggregate account value	7,622	7,916
Interest-sensitive life business | > 2.0% - 3.0%
Liabilities
Aggregate account value	270	270
Interest-sensitive life business | > 3.0% - 4.0%
Liabilities
Aggregate account value	2,819	3,018
Interest-sensitive life business | > 4.0% - 5.0%
Liabilities
Aggregate account value	2,488	2,597
Interest-sensitive life business | > 5.0% - 6.0%
Liabilities
Aggregate account value	$ 2,045	$ 2,031